Intellectual Property (Details 1) (Intellectual Property [Member], USD $)	Oct. 31, 2012
Intellectual Property [Member]
Estimated amortization expense
10/31/2013	$ 708,723
10/31/2014	708,723
10/31/2015	708,723
10/31/2016	708,723
10/31/2017	$ 708,723